Merger Transaction - Narrative (Details)		1 Months Ended	8 Months Ended	12 Months Ended
	May 02, 2022 USD ($)	Apr. 30, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Business Acquisition [Line Items]
Recapitalization exchange ratio					1
Sale of stock, number of shares issued in transaction				23,700,002
Sale of stock, consideration received on transaction | $				$ 235,000
Units issued (shares)		8,257,560
Proceeds from Transaction, net | $	$ 341,462,000			$ 341,462,000
Proceeds from issuance of private placement | $	235,000,000
Cash acquired through reverse recapitalization | $	145,525,000
Reverse recapitalization, accrued transaction costs | $	$ 39,063,000
Conversion of combined interests into Class A common stock (in shares)			0
Class B
Business Acquisition [Line Items]
Common stock, par value (usd per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of combined interests into Class A common stock (in shares)			(21,305,891)
Class A
Business Acquisition [Line Items]
Common stock, par value (usd per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of combined interests into Class A common stock (in shares)			21,305,891
Conversion of combined Interests Calculated into TRA Obligation (in shares)			54,651,000	54,651,000